Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ (1,448,368)	¥ (9,969,407)	¥ 26,051,187	¥ 23,055,720
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Interest on restricted cash for financial standby letter of credit	(71,950)	(495,247)
Gain from disposal of long-term investment (Note 5)	(232,450)	(1,600,000)
Provision for (reversal of) doubtful accounts	100,892	694,460	(127,852)	845,965
Impairment of intangible assets		0	0	310,153
Depreciation and amortization	1,495,501	10,293,833	8,611,508	7,583,790
Loss (gain) from disposal of property and equipment	(2,061)	(14,186)	(54,955)	734
Share-based compensation	1,010,926	6,958,403	9,164,822	7,111,316
Deferred income tax expense (benefit) (Note 12)	3,329,834	22,919,916	7,053,724	(849,689)
Share of losses of equity method investments	2,342,128	16,121,334	8,829,140	2,196,750
Impairment loss of long-term investments	4,677,965	32,199,372
Interest on convertible note (Note 5)	(82,566)	(568,320)
Foreign currency exchange loss	36,899	253,986	2,023,109	997,149
Changes in operating assets and liabilities, net of effect of acquisition:
Restricted cash				2,700,000
Accounts receivable	(891,109)	(6,133,681)	(2,274,136)	19,357,064
Prepaid expenses and other current assets	219,166	1,508,565	(1,129,761)	(893,856)
Other assets	(35,617)	(245,162)	29,514	(7,574,162)
Income tax payable	(442,287)	(3,044,352)	7,244,175	(11,258,806)
Accrued expenses and other payables	(115,846)	(797,392)	4,099,848	(10,657,651)
Deferred revenues	(949,761)	(6,537,396)	(5,015,552)	12,927,758
Net cash provided by operating activities	8,941,296	61,544,726	64,504,771	45,852,235
Cash flows from investing activities :
Cash paid for property and equipment	(466,385)	(3,210,222)	(3,086,987)	(14,836,069)
Cash paid for education assessment test caseware	(976,536)	(6,721,698)
Cash receipt from property and equipment disposal	2,112	14,536	67,830	30,490
Proceeds from disposal of affiliates	799,047	5,500,000
Proceeds from acquisition of subsidiary, less cash paid	59,795	411,583
Cash paid for long-term investments	(13,067,440)	(89,945,800)	(23,782,307)	(37,953,864)
Cash paid to shareholder (Note 17)			(10,000,000)
Net cash used in investing activities	(13,649,407)	(93,951,601)	(36,801,464)	(52,759,443)
Cash flows from financing activities :
Cash paid for employee individual income tax for net-settlement of vested shares	(29,063)	(200,047)	(774,354)	(853,404)
Cash paid for repurchase of common shares			(19,536,028)	(8,362,136)
Proceeds from exercise of share options				3,903,952
Cash received from short-term loan	501,170	3,449,650
Cash received from third party investors (Note 9)	4,939,563	34,000,000
Restricted cash for financial standby letter of credit	(4,358,439)	(30,000,000)
Special cash dividend				(58,349,122)
Net cash (used in)/received from financing activities	1,053,231	7,249,603	(20,310,382)	(63,660,710)
Effect of foreign exchange rate changes on cash	(9,015)	(62,052)	(20,559)	(1,083,809)
Net increase (decrease) in cash	(3,663,895)	(25,219,324)	7,372,366	(71,651,727)
Cash and cash equivalents at beginning of year	35,981,482	247,667,737	240,295,371	311,947,098
Cash and cash equivalents at end of year	32,317,587	222,448,413	247,667,737	240,295,371
Supplemental disclosures of cash flow information :
Cash paid for income tax	2,870,186	19,756,064	14,308,992	23,104,750
Cash refunded for income tax	(150,314)	(1,034,642)	¥ (9,685,409)	(1,421,109)
Cash paid for interest expenses	$ 8,364	¥ 57,572
Non-cash investing and financing activities:
Acquisition of property and equipment included in accrued expenses and other payables				¥ 146,126